Employee benefits (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Opening Balance	$ 10,675
Translation adjustment	21	$ (30)
Closing Balance	11,976
Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Opening Balance	192	349
Effects in the statement of income	(6)	4
Enrollments	4	4
Revision of provisions	(10)
Effects in cash and cash equivalents	(33)	(155)
Terminations in the period	(33)	(155)
Translation adjustment	14	26
Closing Balance	167	224
Current	70	123
Non-current	$ 97	$ 101